Eaton Vance
National Municipal Opportunities Trust
June 30, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.3%
Security	Principal Amount (000's omitted)	Value
Education — 0.7%
Grand Canyon University, 4.125%, 10/1/24	$2,000	$ 1,992,500
		$ 1,992,500
Hospital — 0.7%
Montefiore Obligated Group, 4.287%, 9/1/50	$3,240	$ 2,089,558
		$ 2,089,558
Other Revenue — 0.9%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,430	$ 2,579,105
		$ 2,579,105
Total Corporate Bonds (identified cost $8,296,693)		$ 6,661,163

Tax-Exempt Municipal Obligations — 106.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.4%
Texas Water Development Board:
4.80%, 10/15/52	$1,500	$ 1,560,720
5.00%, 10/15/47(2)	5,000	5,429,350
		$ 6,990,070
Education — 2.4%
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	$185	$ 155,494
Boyle County, KY, (Centre College), 4.50%, 6/1/53	1,000	1,006,140
California Municipal Finance Authority, (Westside Neighbourhood School), 6.20%, 6/15/54(1)	880	931,357
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	210	210,846
5.375%, 6/15/48(1)	395	383,849
District of Columbia, (KIPP DC), 4.00%, 7/1/44	410	383,153
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	750	795,653
Jacksonville, FL, (Jacksonville University), 5.00%, 6/1/53(1)	1,000	950,150
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/54(1)	455	429,402
Security	Principal Amount (000's omitted)	Value
Education (continued)
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	$245	$ 215,100
5.00%, 4/1/40(1)	620	640,900
5.00%, 4/1/50(1)	730	738,300
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/49	70	70,156
		$ 6,910,500
Electric Utilities — 7.0%
Austin, TX, Electric Utility Revenue, 5.25%, 11/15/53(2)	$4,000	$ 4,375,240
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	5,750	5,252,510
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.50%, 5/15/47	2,000	2,209,860
Omaha Public Power District, NE, 5.00%, 2/1/47	4,000	4,330,320
South Carolina Public Service Authority, 5.50%, 12/1/54	4,000	4,001,320
		$ 20,169,250
Escrowed/Prerefunded — 0.2%
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), Escrowed to Maturity, 5.00%, 10/1/24	$185	$ 185,485
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/43	275	297,718
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	10	10,966
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	5	5,331
		$ 499,500
General Obligations — 12.1%
Azle Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	$30	$ 28,485
Chicago Board of Education, IL:
5.00%, 12/1/42	6,410	6,409,551
6.00%, 12/1/49	1,750	1,928,412
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/53(1)(2)	4,000	4,323,000
Humble Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	900	857,448
Hurst-Euless-Bedford Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/50	2,500	2,421,625
Jackson County School District No. 6, OR, 0.00%, 6/15/41	710	332,230

Eaton Vance
National Municipal Opportunities Trust
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/58(1)(2)	$2,500	$ 2,668,250
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/47(2)	4,000	4,277,200
New York, NY:
(SPA: Barclays Bank PLC), 4.90%, 10/1/46(3)	950	950,000
(SPA: State Street Bank & Trust Co.), 4.90%, 12/1/47(3)	500	500,000
Pasadena Independent School District, TX, (PSF Guaranteed), 4.25%, 2/15/53	5,000	4,982,500
Puerto Rico:
0.00%, 7/1/33	2,000	1,337,260
4.00%, 7/1/35	2,127	2,093,500
Township of Freehold, NJ:
1.00%, 10/15/29	145	124,142
1.00%, 10/15/30	1,035	859,847
1.00%, 10/15/31	975	782,428
		$ 34,875,878
Hospital — 7.5%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/47	$3,000	$ 3,050,460
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/54	2,000	2,117,840
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.25%, 7/1/54	2,000	2,136,640
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	670	652,680
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 2/15/47	1,105	1,057,529
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	2,500	2,484,975
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	1,000	945,960
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	3,000	3,082,710
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/44	1,330	1,253,751
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	1,215	1,275,033
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/48	500	479,410
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	2,025	1,991,709
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	$225	$ 253,985
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), 5.50%, 2/15/54(4)	1,000	1,063,970
		$ 21,846,652
Housing — 5.9%
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	$4,255	$ 3,025,475
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.70%, 7/1/53	2,000	2,001,680
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 4.25%, 9/1/43	990	990,218
Pennsylvania Housing Finance Agency, SFMR, Sustainability Bonds, 5.45%, 4/1/51	3,500	3,672,620
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 4.65%, 10/1/53	1,690	1,682,666
Texas Department of Housing and Community Affairs, (GNMA), 5.125%, 1/1/54	1,555	1,608,352
Washington Housing Finance Commission, Sustainability Bonds, 3.375%, 4/20/37	3,389	3,037,650
Washington State Housing Finance Commission, (Radford Court and Nordheim Court), 5.00%, 7/1/54	1,000	1,026,430
		$ 17,045,091
Industrial Development Revenue — 7.5%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.70%, 5/1/53	$2,540	$ 2,659,583
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.), 3.20%, 7/1/39	1,000	653,380
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(1)	2,000	1,966,620
Iowa Finance Authority, (Iowa Fertilizer Co.), 5.00%, 12/1/50	1,500	1,590,825
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	725	729,024
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	1,415	1,333,850
(AMT), 4.875%, 11/1/42(1)	1,555	1,485,009
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(1)	560	524,591
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	2,959,027

Eaton Vance
National Municipal Opportunities Trust
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	$2,765	$ 2,878,476
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	2,000	1,880,800
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	1,765	1,765,000
Valparaiso, IN, (Pratt Paper IN LLC), (AMT), 5.00%, 1/1/54(1)	1,000	1,037,520
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	145	145,909
		$ 21,609,614
Insured - Electric Utilities — 1.8%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J), (AGM), 5.00%, 7/1/64	$1,875	$ 1,965,413
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), (AGM), 5.25%, 5/15/53(2)	3,000	3,301,830
		$ 5,267,243
Insured - Hospital — 1.6%
Columbia County Hospital Authority, GA, (Wellstar Health System, Inc.), (AGM), 5.00%, 4/1/53	$1,500	$ 1,565,160
West Virginia Hospital Finance Authority, (Vandalia Health), (AGM), 5.50%, 9/1/48	2,000	2,204,200
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.00%, 11/1/51	810	850,411
		$ 4,619,771
Insured - Housing — 0.5%
Knox County Health Educational and Housing Facility Board, TN, (University of Tennessee):
(BAM), 5.00%, 7/1/64	$325	$ 334,100
(BAM), 5.25%, 7/1/64	1,000	1,050,000
		$ 1,384,100
Insured - Other Revenue — 0.1%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	$280	$ 218,319
		$ 218,319
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 4.6%
Miami-Dade County, FL, Professional Sports Franchise Facilities:
(AGC), 6.875%, 10/1/34	$4,000	$ 4,720,440
(AGC), 7.00%, 10/1/39	6,000	7,074,420
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	720	701,712
(AGM), 3.75%, 5/1/40	855	822,801
		$ 13,319,373
Insured - Transportation — 7.8%
Metropolitan Transportation Authority, NY:
Green Bonds, (AGM), 4.00%, 11/15/48	$6,225	$ 6,063,772
Green Bonds, (BAM), 4.00%, 11/15/48	1,500	1,465,635
New York Transportation Development Corp., (John F. Kennedy International Airport), Green Bonds, (AGM), (AMT), 5.25%, 6/30/60	2,800	2,933,644
North Carolina Turnpike Authority, (Triangle Expressway System):
(AGC), 0.00%, 1/1/35	4,000	2,672,000
(AGC), 0.00%, 1/1/36	13,000	8,302,970
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.00%, 12/31/57	1,000	1,034,240
		$ 22,472,261
Lease Revenue/Certificates of Participation — 7.7%
Baltimore, MD, (Harbor Point), 4.875%, 6/1/42	$320	$ 320,838
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	2,610	2,696,678
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/52	2,000	2,114,660
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	465	481,801
5.00%, 6/15/44	4,260	4,460,476
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.25%, 6/15/44	800	804,728
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	11,321,600
		$ 22,200,781
Other Revenue — 2.4%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$3,195	$ 2,949,752
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	390	404,485
Military Installation Development Authority, UT, 4.00%, 6/1/41	500	437,400

Eaton Vance
National Municipal Opportunities Trust
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	$605	$ 610,015
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	1,000	1,071,690
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,357,299
		$ 6,830,641
Senior Living/Life Care — 9.4%
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	$3,405	$ 3,406,873
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation):
5.00%, 7/15/37	850	818,439
5.00%, 7/15/42	700	648,179
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	125	119,330
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%, 5/15/58	1,110	711,288
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	185	187,205
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	160	160,146
6.375%, 1/1/33	30	30,038
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.125%, 5/15/38	1,500	1,366,920
Lee County Industrial Development Authority, FL, (Shell Point Obligated Group), 5.25%, 11/15/54(4)	1,000	1,056,520
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	470	490,736
5.00%, 11/15/38(1)	310	322,812
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	1,650	1,652,310
Montgomery County Industrial Development Authority, PA, (ACTS Retirement Communities, Inc.), 5.25%, 11/15/53	1,500	1,554,915
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	1,480	1,104,968
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	265	250,783
5.625%, 7/1/46(1)	360	337,374
5.75%, 7/1/54(1)	780	722,491
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/33	45	44,296
5.00%, 7/1/34	55	53,857
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/49	$3,000	$ 2,634,870
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.125%, 10/1/54	500	515,990
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	750	911,820
Public Finance Authority, WI, (Mary's Woods at Marylhurst), 5.25%, 5/15/37(1)	630	636,470
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	2,000	2,066,900
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	1,335	1,284,978
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	900	640,710
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.25%, 11/15/37	1,000	1,014,730
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/51(1)	1,335	1,123,242
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/49(1)	305	257,167
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 5.75%, 8/15/54	1,000	1,053,250
		$ 27,179,607
Special Tax Revenue — 9.3%
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	$140	$ 116,305
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/47	4,205	3,302,565
4.375%, 5/1/53	1,000	1,004,550
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/44(2)	6,900	7,416,741
New York Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	1,000	986,170
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	1,250	294,113
5.00%, 7/1/58	4,015	4,015,843
Tolomato Community Development District, FL, 3.25%, 5/1/40	1,200	994,116
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 5/15/47(2)	2,125	2,348,656

Eaton Vance
National Municipal Opportunities Trust
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.125%, 5/15/64	$2,000	$ 1,927,440
Washington Metropolitan Area Transit Authority, D.C., Sustainability Bonds, 5.25%, 7/15/53(1)(2)	4,000	4,376,960
		$ 26,783,459
Transportation — 15.5%
Chicago, IL, (O'Hare International Airport):
(AMT), 5.50%, 1/1/55(2)	$1,500	$ 1,607,775
(AMT), Tender Option Bond Trust Receipts/Certificates, (Liq: JPMorgan Chase Bank, N.A.), 5.15%, 7/1/27(1)(3)	1,150	1,150,000
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(2)	4,000	4,332,600
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	1,520	1,599,785
Metropolitan Washington Airports Authority, D.C., (AMT), 4.00%, 10/1/51	2,200	2,059,882
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,251,150
New York Transportation Development Corp., (John F. Kennedy International Airport):
Green Bonds, (AMT), 6.00%, 6/30/54	770	846,122
Sustainability Bonds, (AMT), 5.375%, 6/30/60	1,910	1,972,744
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	2,115	2,115,042
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/38	1,950	2,070,549
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/49	6,000	6,126,480
South Jersey Transportation Authority, NJ, 5.25%, 11/1/52	1,000	1,064,420
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	4,000	4,084,960
Texas Transportation Commission, (State Highway 249 System), 0.00%, 8/1/38	850	451,503
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(2)	8,800	9,365,576
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	955	929,377
Virginia Small Business Financing Authority, (Transform 66 P3):
(AMT), 5.00%, 12/31/49	2,865	2,904,738
(AMT), 5.00%, 12/31/52	1,000	1,011,910
		$ 44,944,613
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.5%
Jefferson County, AL, Sewer Revenue, 5.50%, 10/1/53	$1,440	$ 1,561,795
		$ 1,561,795
Total Tax-Exempt Municipal Obligations (identified cost $292,835,367)		$306,728,518

Taxable Municipal Obligations — 5.3%
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.2%
Chicago, IL:
7.375%, 1/1/33	$1,653	$ 1,802,415
7.781%, 1/1/35	1,400	1,593,662
		$ 3,396,077
Hospital — 1.4%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$ 3,979,920
		$ 3,979,920
Insured - Education — 0.4%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$1,610	$ 1,213,779
		$ 1,213,779
Insured - Housing — 0.4%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University), (AGM), 3.508%, 7/1/41	$1,500	$ 1,155,030
		$ 1,155,030
Insured - Transportation — 0.4%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/45	$4,500	$ 1,230,255
		$ 1,230,255
Lease Revenue/Certificates of Participation — 0.1%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$140	$ 139,564

Eaton Vance
National Municipal Opportunities Trust
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	$100	$ 99,712
		$ 239,276
Special Tax Revenue — 1.0%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$250	$ 248,353
3.72%, 9/1/27(1)	1,115	1,027,918
Oneida Indian Nation of New York, 8.00%, 9/1/40(1)	1,500	1,483,980
		$ 2,760,251
Transportation — 0.4%
Maryland Economic Development Corp., (Seagirt Marine Terminal), 4.75%, 6/1/42	$1,500	$ 1,305,570
		$ 1,305,570
Total Taxable Municipal Obligations (identified cost $15,951,081)		$ 15,280,158
Total Investments — 113.8% (identified cost $317,083,141)		$328,669,839
Other Assets, Less Liabilities — (13.8)%		$(39,737,262)
Net Assets — 100.0%		$288,932,577
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $43,814,127 or 15.2% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2024.
(4)	When-issued security.
At June 30, 2024, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	18.2%
Texas	13.9%
Others, representing less than 10% individually	65.9%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2024, 15.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 7.3% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

The Trust did not have any open derivative instruments at June 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
National Municipal Opportunities Trust
June 30, 2024
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 6,661,163	$ —	$ 6,661,163
Tax-Exempt Municipal Obligations	—	306,728,518	—	306,728,518
Taxable Municipal Obligations	—	15,280,158	—	15,280,158
Total Investments	$ —	$328,669,839	$ —	$328,669,839
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semi-annual or annual report to shareholders.